Note 6 - Subsequent Event (Details) (USD $)	1 Months Ended			3 Months Ended	12 Months Ended
	Feb. 28, 2015	Apr. 30, 2015	Mar. 31, 2015	Mar. 31, 2015	Dec. 31, 2014
Subsequent Event [Member] | Employee Stock Option [Member] | 2010 Stock Incentive Plan [Member] | Vesting Immediately [Member]
Note 6 - Subsequent Event (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	1 year
Subsequent Event [Member] | Employee Stock Option [Member] | 2010 Stock Incentive Plan [Member]
Note 6 - Subsequent Event (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Subsequent Event [Member] | Employee Stock Option [Member] | Immediately Vest on Termination Without Cause, Transferable Upon Death, Exercisable for Ten Years After Grantee Ceases to be Director [Member]
Note 6 - Subsequent Event (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
Subsequent Event [Member] | Loans Payable [Member] | Crede [Member]
Note 6 - Subsequent Event (Details) [Line Items]
Proceeds from Related Party Debt		$ 360,000
Subsequent Event [Member] | Bridge Loan [Member]
Note 6 - Subsequent Event (Details) [Line Items]
Debt Instrument, Face Amount		2,120,000
Fair Value Inputs, Discount Rate		12.00%
Subsequent Event [Member] | Crede [Member]
Note 6 - Subsequent Event (Details) [Line Items]
Repayments of Related Party Debt		560,000
Subsequent Event [Member] | Chief Executive Officer [Member]
Note 6 - Subsequent Event (Details) [Line Items]
Proceeds from Related Party Debt			200,000
Subsequent Event [Member] | 2010 Stock Incentive Plan [Member] | Non-employee Directors [Member]
Note 6 - Subsequent Event (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)	200,000
Subsequent Event [Member] | 2010 Stock Incentive Plan [Member] | Chairman of Audit Committee [Member]
Note 6 - Subsequent Event (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)	50,000
Subsequent Event [Member] | 2010 Stock Incentive Plan [Member]
Note 6 - Subsequent Event (Details) [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)	2.20
Subsequent Event [Member]
Note 6 - Subsequent Event (Details) [Line Items]
Proceeds from Convertible Debt		2,000,000
Warrants and Rights Outstanding, Duration		5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)		530,303
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)		$ 2.00
Net Proceeds of Convertible Debt		1,815,000
Stock to be Issued Contingency, Shares, Offering Proceeds under Target (in Shares)		200,000
Stock to be Issued Contingency, Proceeds from Public Offering Target (in Shares)		5,000,000
Crede [Member]
Note 6 - Subsequent Event (Details) [Line Items]
Proceeds from Related Party Debt				$ 200,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)					3,662,932
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)					0.58
2010 Stock Incentive Plan [Member]
Note 6 - Subsequent Event (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period				10 years	10 years